Lennar Homebuilding Investments In Unconsolidated Entities (Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		May. 31, 2014	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Schedule of Equity Method Investments [Line Items]
Decrease consolidated inventory and related liabilities			$ 182,352
Morgan Stanley & Co., Inc., [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest			20.00%
Voting rights percentage			50.00%
Inventories				$ 241,833
Decrease consolidated inventory and related liabilities		$ 155,021
Morgan Stanley And Company Unconsolidated [Member]
Schedule of Equity Method Investments [Line Items]
Decrease consolidated inventory and related liabilities		$ 70,333
Lennar Homebuilding Investments [Member]
Schedule of Equity Method Investments [Line Items]
Land Sales			$ 59,015	192,496	$ 130,300
Lennar Homebuilding [Member]
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated entities	[1]		656,837	716,949
Underlying equity in unconsolidated entities' net assets			722,643	829,490
Management fees and reimbursement of expenses from unconsolidated entities			30,702	18,791	$ 20,551
Inventories			$ 2,889,267	$ 2,904,795

[1]	Under certain provisions of Accounting Standards Codification (“ASC”) Topic 810, Consolidations, (“ASC 810”) the Company is required to separately disclose on its consolidated balance sheets the assets of consolidated variable interest entities (“VIEs”) that are owned by the consolidated VIEs and liabilities of consolidated VIEs as to which there is no recourse against the Company.As of November 30, 2014, total assets include $929.1 million related to consolidated VIEs of which $11.7 million is included in Lennar Homebuilding cash and cash equivalents, $0.3 million in restricted cash, $0.2 million in Lennar Homebuilding receivables, net, $0.2 million in Lennar Homebuilding finished homes and construction in progress, $208.2 million in Lennar Homebuilding land and land under development, $52.5 million in Lennar Homebuilding consolidated inventory not owned, $23.9 million in Lennar Homebuilding investments in unconsolidated entities, $104.6 million in Lennar Homebuilding other assets, $75.8 million in Rialto cash and cash equivalents, $128.9 million in Rialto loans receivable, net, $128.2 million in Rialto real estate owned held-for-sale, $172.7 million in Rialto real estate owned held-and-used, net, $0.7 million in Rialto investments in unconsolidated entities, $2.1 million in Rialto other assets and $19.2 million in Lennar Multifamily assets.As of November 30, 2013, total assets include $1,195.3 million related to consolidated VIEs of which $8.3 million is included in Lennar Homebuilding cash and cash equivalents, $17.7 million in restricted cash, $2.4 million in Lennar Homebuilding receivables, net, $94.8 million in Lennar Homebuilding land and land under development, $243.6 million in Lennar Homebuilding consolidated inventory not owned, $14.7 million in Lennar Homebuilding investments in unconsolidated entities, $86.8 million in Lennar Homebuilding other assets, $44.8 million in Rialto cash and cash equivalents, $244.0 million in Rialto loans receivable, net, $122.0 million in Rialto real estate owned held-for-sale, $313.8 million in Rialto real estate owned held-and-used, net, $0.7 million in Rialto investments in unconsolidated entities and $1.8 million in Rialto other assets.